Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash Flows From Operating Activities of Continuing Operations:
Net income:	$ 165,801	$ 190,499
Less: Net loss from discontinued operations	0	27,547
Net income from continuing operations	165,801	218,046
Adjustments to reconcile net income from Continuing operations to net cash provided by operating activities:
Depreciation	65,414	63,492
Amortization and write-off of financing costs	1,706	2,020
Amortization of deferred dry-docking and special survey costs	11,108	9,530
Amortization of assumed time charter	67	33
Amortization of deferred revenue	(6,545)	0
Amortization of hedge effectiveness excluded component from cash flow hedges	2,012	2,029
Equity based payments	4,626	2,835
Increase in short-term investments	(322)	(392)
(Gain) / loss on derivative instruments, net	657	(13,767)
Changes in operating assets and liabilities of continuing operations:
Accounts receivable	(4,377)	686
Due from related parties	0	(6,885)
Inventories	(1,747)	(976)
Insurance claims receivable	(4,644)	(541)
Prepayments and other	(5,290)	(3,779)
Accounts payable	15,083	2,661
Due to related parties	2,704	3,840
Accrued liabilities	(3,341)	(2,986)
Unearned revenue	3,861	(1,206)
Other liabilities	(2,896)	3,437
Dry-dockings	(26,089)	(5,699)
Accrued charter revenue	(3,601)	10,817
Net Cash provided by Operating Activities from Continuing Operations	214,187	283,195
Cash Flows From Investing Activities of Continuing Operations:
Payments to acquire short-term investments	(38,967)	(18,591)
Settlements of short-term investments	38,961	18,591
Proceeds from the settlement of insurance claims	280	1,027
Acquisition of non-controlling interest in subsidiary	(870)	(857)
Issuance of investments in leaseback vessels	(100,291)	(138,546)
Capital collections from vessels’ leaseback arrangements	117,802	37,532
Vessel acquisitions and advances/Additions to vessel cost	(344,323)	(6,995)
Net Cash used in Investing Activities from Continuing Operations	(327,408)	(107,839)
Cash Flows From Financing Activities of Continuing Operations:
Proceeds from long-term debt and finance leases	295,603	55,147
Repayment of long-term debt and finance leases	(306,557)	(310,858)
Payment of financing costs	(1,373)	(455)
Capital contribution from non-controlling interest to subsidiary	0	6,110
Cash contribution to spun-off entities	0	(100,000)
Dividends paid	(41,343)	(39,723)
Net Cash used in Financing Activities from Continuing Operations	(53,670)	(389,779)
Cash flows of discontinued operations:
Net cash provided by Operating Activities from discontinued operations	0	7,407
Net cash provided by Investing Activities from discontinued operations	0	9,995
Net cash used in Financing Activities from discontinued operations	0	(75,333)
Net cash used in discontinued operations	0	(57,931)
Net decrease in cash, cash equivalents and restricted cash	(166,891)	(272,354)
Cash, cash equivalents and restricted cash at beginning of the period	570,277	777,936
Cash, cash equivalents and restricted cash at end of the period	403,386	505,582
Supplemental Cash Information:
Cash paid during the period for interest, net of capitalized interest	38,656	49,311
Non-Cash Investing and Financing Activities:
Dividend reinvested in common stock of the Company	$ 151	$ 159